Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Tabular disclosure (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 32,475	€ 33,525	€ 34,064
Derivatives liabilities current and non-current	963	561	384
Derivative assets current and non-current	(234)	(960)	(1,684)
Other comprehensive income components related to unmatured hedging instruments	(686)	(763)	(418)
Gross financial debt after derivatives	32,518	32,363	32,346
Assets included in the calculation of net financial debt	(8,675)	(7,919)	(5,794)
Net financial debt	23,843	24,444	26,552
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(695)	(77)	(94)
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,647)	(1,576)	(1,231)
IFRS Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(3,166)	(3,942)	(2,281)
IFRS Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,167)	(2,324)	(2,188)
Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,234	1,212	1,198
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25,703	27,370	26,826
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,961	2,710	2,690
Finance lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	571	622	592
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21	541	1,447
NEU commercial papers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,358	542	725
IFRS Bank Overdrafts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	193	278	209
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 434	€ 250	€ 377